Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income Tax Expense (benefit)	$ (3,903)	$ 19,244	$ 21,143	$ 43,481	$ 64,583	$ 47,400	$ 3,263
Effective Income Tax Rate Reconciliation, Percent	0.80%	36.90%	(5.30%)	34.80%
Discontinued Operation					$ 798	0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%
Deferred Tax Assets, Operating Loss Carryforwards, Foreign					$ 49,200
Deferred Tax Assets, Capital Loss Carryforwards					5,760	3,353
Unrecognized Tax Benefits					4,823	$ 2,158	$ 3,812
Unrecognized Tax Benefits Period Increase Decrease If Recognized					4,400
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Capital Loss Carryforwards					12,800
Tax Year 2038 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic					3,400
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					$ 8,400